INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Operating revenues	¥ 2,891,179	¥ 2,360,193	¥ 1,930,911
Depreciation, depletion and amortization	(109,967)	(115,310)	(108,425)
Interest income	7,726	5,254	3,218
Interest expense	(7,321)	(7,146)	(9,219)
Earning/(loss) before income tax	99,110	86,697	80,151
Tax expense	(20,213)	(16,279)	(20,707)
Net income/(loss) for the year	78,897	70,418	59,444
Other comprehensive (loss)/income	(6,624)	(4,376)	6,333
Total comprehensive income for the year	72,273	66,042	65,777
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Operating revenues	52,469	49,356	41,764
Depreciation, depletion and amortization	(2,250)	(16)	(52)
Interest income	157	208	130
Interest expense	(647)	(857)	(929)
Earning/(loss) before income tax	3,920	6,977	6,476
Tax expense	(935)	(1,699)	(1,574)
Net income/(loss) for the year	2,985	5,278	4,902
Total comprehensive income for the year	2,985	5,278	4,902
Dividends declared by joint ventures	1,200	1,250
Share of net income/(loss) from joint ventures	1,493	2,639	2,451
Carrying Amounts	8,518	8,226
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Operating revenues	21,574	21,020	17,323
Depreciation, depletion and amortization	(1,521)	(1,793)	(2,275)
Interest income	41	36	19
Interest expense	(43)	(71)	(173)
Earning/(loss) before income tax	3,625	4,565	2,606
Tax expense	(897)	(1,151)	(648)
Net income/(loss) for the year	2,728	3,414	1,958
Total comprehensive income for the year	2,728	3,414	1,958
Dividends declared by joint ventures	1,226	1,109	155
Share of net income/(loss) from joint ventures	1,091	1,366	783
Carrying Amounts	6,272	6,409
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Operating revenues	14,944	12,520	9,658
Depreciation, depletion and amortization	(664)	(715)	(1,043)
Interest income	141	142	40
Interest expense	(151)	(142)	(113)
Earning/(loss) before income tax	3,493	1,697	2,411
Tax expense	(729)	(553)	(518)
Net income/(loss) for the year	2,764	1,144	1,893
Other comprehensive (loss)/income	921	25	1,851
Total comprehensive income for the year	3,685	1,169	3,744
Share of net income/(loss) from joint ventures	1,307	541	895
Share of other comprehensive (loss)/income from joint ventures	435	12	875
Carrying Amounts	5,573	3,831
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Operating revenues	77,561	61,587	41,286
Depreciation, depletion and amortization	(2,823)	(2,763)	(2,754)
Interest income	101	45	33
Interest expense	(1,382)	(1,382)	(1,216)
Earning/(loss) before income tax	(1,569)	548	28
Tax expense	(249)	57	56
Net income/(loss) for the year	(1,818)	605	84
Other comprehensive (loss)/income	1,059	(554)	647
Total comprehensive income for the year	(759)	51	731
Share of net income/(loss) from joint ventures	(682)	227	31
Share of other comprehensive (loss)/income from joint ventures	397	(208)	243
Carrying Amounts	4,780	5,064
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Operating revenues	23,501	22,286	16,337
Depreciation, depletion and amortization	(1,104)	(36)	(33)
Interest income	169	104	30
Interest expense	(167)	(223)	(245)
Earning/(loss) before income tax	3,916	5,113	3,184
Tax expense	(993)	(1,279)	(783)
Net income/(loss) for the year	2,923	3,834	2,401
Total comprehensive income for the year	2,923	3,834	2,401
Dividends declared by joint ventures		1,375	300
Share of net income/(loss) from joint ventures	1,462	1,917	1,201
Carrying Amounts	8,059	6,279
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Share of net income/(loss) from joint ventures	2,052	3,925	2,061
Share of other comprehensive (loss)/income from joint ventures	(839)	994	¥ (934)
Carrying Amounts	¥ 22,982	¥ 21,552